Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Details
Cash	$ 447,832	$ 213,156	$ 119,541	$ 7,383